Pension Plans and Retiree Benefits - Schedule of Net Periodic Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	$ 25	$ 27
Interest cost	53	50
Expected return on plan assets	(79)	(77)
Amortization of past service (credit)	0	0
Amortization of net actuarial loss (gain)	2	7
Plan settlements		2
Net benefit cost (income) recognized	1	9
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	10	10
Interest cost	13	12
Expected return on plan assets	(38)	(34)
Amortization of past service (credit)	(18)	(18)
Amortization of net actuarial loss (gain)	(7)	(6)
Plan settlements		0
Net benefit cost (income) recognized	(40)	(36)
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	3	4
Interest cost	1	1
Expected return on plan assets	0	(1)
Amortization of past service (credit)	0	0
Amortization of net actuarial loss (gain)	0	1
Plan settlements		0
Net benefit cost (income) recognized	4	5
Canada | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	0	0
Interest cost	0	0
Expected return on plan assets	0	0
Amortization of past service (credit)	0	0
Amortization of net actuarial loss (gain)	0	0
Plan settlements		0
Net benefit cost (income) recognized	0	0
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Current service cost	22	23
Interest cost	52	49
Expected return on plan assets	(79)	(76)
Amortization of past service (credit)	0	0
Amortization of net actuarial loss (gain)	2	6
Plan settlements		2
Net benefit cost (income) recognized	(3)	4
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Current service cost	10	10
Interest cost	13	12
Expected return on plan assets	(38)	(34)
Amortization of past service (credit)	(18)	(18)
Amortization of net actuarial loss (gain)	(7)	(6)
Plan settlements		0
Net benefit cost (income) recognized	$ (40)	$ (36)